COMMITMENTS AND CONTINGENCIES (Contingencies and Guarantees) (Details) ¥ in Millions			1 Months Ended
	May 05, 2015 CNY (¥)	Jan. 10, 2014 CNY (¥)	Jan. 31, 2016 CNY (¥)	Feb. 28, 2013 CNY (¥)	Jul. 31, 2008 CNY (¥)	Dec. 31, 2016
Contingencies [Line Items]
Loss Contingency, Pending Claims, Number						2
Case Against Wuxi Zhongcai [Member]
Contingencies [Line Items]
Amount of claim			¥ 102.0	¥ 2.7
Amount of claim against party				93.2
Payment for long-term purchase agreement deposit					¥ 95.6
Provision for doubtful accounts receivable				¥ 93.2
Loss on Contract Termination for Default			¥ 150.0
Zhejiang Qin Ye Case [Member]
Contingencies [Line Items]
Amount of claim	¥ 23.1	¥ 22.3